DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Direct Operating Costs [Abstract]
Operations, maintenance and administration	$ (543)	$ (581)	$ (567)
Water royalties, property taxes and other	(140)	(142)	(161)
Fuel and power purchases	(309)	(289)	(226)
Energy marketing fees	(20)	(24)	(24)
Direct operating costs, net	$ (1,012)	$ (1,036)	$ (978)